CONSOLIDATED STATEMENTS OF CASH FLOWS FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018 - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities
Net income for the year		$ 54,217		$ 54,015	[1]	$ 51,596	[1]
Adjustments to reconcile net income for the year to net cash flows from operating activities:
Share-based compensation expense		22,423		15,357		10,551
Current income tax (note 8.1)		27,834		19,327		23,324
Deferred income tax (note 8.1)		(5,527)		(4,310)		(7,456)
Depreciation of property and equipment (note 14)		16,037		14,542		11,230
Depreciation of right-of-use assets (note 27)		17,638		14,584		0
Amortization of intangible assets (note 15)		14,805		9,713		9,313
Impairment of intangible assets (note 15)		83		720		306
Leases discount		(512)		0		0
Net impairment losses on financial assets		3,080		228	[1]	3,469	[1]
Impairment of investments in associates (note 11.2)		0		0		800
Gain from sale of financial instrument (3.12.9.2)		(800)		0		0
Allowance for claims and lawsuits (note 22)		1,598		0		2,070
Loss (gain) on remeasurement of contingent consideration (note 28.9.1)		2,431		85		(6,700)
Gain on transactions with bonds (note 3.18)		(9,580)		(1,569)		0
Net gain on remeasurement of valuation of call and put option over non-controlling interest and on derecognition of the call option (note 28.9.2)		0		0		(1,156)
Accrued interest		6,955		4,151		270
Interest received		1,872		734		401
Net gain arising on financial assets measured at FVPL		3,423		(1,285)		(2,763)
Net gain arising on financial assets measured at FVOCI		287		(58)		(258)
Net gain arising on financial assets measured at amortised cost (note 7)		(395)		(99)		0
Exchange differences		3,631		8,291		6,989
Share of results of investment in associates		622		224		0
Payments related to forward and future contracts		(3,104)		(991)		0
Proceeds related to forward and future contracts		3,039		1,017		0
Payments of remeasured earn-outs related to acquisition of business		(5,218)		0		0
Gain arising from lease disposals		(180)		0		0
Changes in working capital:
Net increase in trade receivables		(33,926)		(38,945)		(36,356)
Net increase in other receivables		(10,887)		(8,432)		(10,559)
Net decrease (increase) in other assets		6,135		(9,967)		0
Net (decrease) increase in trade payables		(2,770)		7,235		2,479
Net increase in payroll and social security taxes payable		11,488		8,766		21,885
Net increase in tax liabilities		363		2,079		939
Utilization of provision for contingencies (note 22)		(615)		(194)		(222)
Income tax paid		(24,575)		(17,055)		(12,955)
Proceeds received from reimbursement of income tax		0		1,572		0
Net cash provided by operating activities		99,872		79,735		67,197
Cash flows from (used in) investing activities [abstract]
Acquisition of property and equipment	[2]	(29,294)		(20,375)		(19,171)
Proceeds from disposals of property and equipment and intangibles		951		102		149
Acquisition of intangible assets	[3]	(24,168)		(11,617)		(9,711)
Acquisition of investment in sovereign bonds		(16,700)		(6,000)		0
Proceeds from investment in sovereign bonds		26,280		7,569		0
Payments related to forward and future contracts		(7,673)		(4,842)		(853)
Proceeds related to forward and future contracts		4,839		4,165		3,235
Acquisition of investments measured at FVTPL		(436,660)		(143,763)		(99,482)
Proceeds from investments measured at FVTPL		443,005		129,910		103,083
Acquisition of investments measured at FVOCI		(2,994)		(11,684)		(39,435)
Proceeds from investments measured at FVOCI		3,316		15,618		35,340
Proceeds from investments measured at amortised cost		625		0		0
Acquisition of investments measured at amortised cost		(615)		0		(527)
Guarantee payments		0		(1,038)		(345)
Payments to acquire equity instruments		(9,167)		0		0
Payments to acquire investments in associates		0		0		(3,250)
Acquisition of investment in convertible notes (note 3.12.9.1 and 3.12.9.3)		(701)		(3,350)		0
Acquisition of business, net of cash (note 25)	[4]	(69,060)		(97,298)		(4,137)
Payments of earn-outs related to acquisition of business		(5,999)		(8,981)		(11,013)
Net cash used in investing activities		(124,015)		(151,584)		(46,117)
Cash flows from financing activities
Proceeds from the issuance of common shares pursuant to June 2020 Public Offering, net of costs		300,880		0		0
Proceeds from the issuance of shares under the share-based compensation plan (note 29.1)		5,825		15,822		7,040
Cash paid from the settlements of the derivative financial instruments used to hedge interest rate risk		(127)		0		0
Proceeds from subscription agreements (note 29.1)		1,203		7,770		3,217
Proceeds from borrowings (note 20)		155,108		90,523		0
Repayment of borrowings (note 20)		(194,332)		(40,806)		(6,004)
Payments of principal portion of lease liabilities (note 27)		(23,237)		(15,358)		0
Payments of lease liabilities interest (note 27)		(1,904)		(475)		0
Interest paid (note 20)		(1,870)		(764)		(159)
Net cash provided by financing activities		241,546		56,712		4,094
Increase (decrease) in cash and cash equivalents		217,403		(15,137)		25,174
Cash and cash equivalents at beginning of the year		62,721		77,606		52,525
Effect of exchange rate changes on cash and cash equivalents		(1,185)		252		(93)
Cash and cash equivalents at end of the year		278,939		62,721		77,606
Supplemental information
Cash paid	[4]	84,643	[5]	103,978		4,328
Less: cash and cash equivalents acquired	[4]	(15,583)		(6,678)		(191)
Total consideration paid net of cash and cash equivalents acquired	[4]	$ 69,060		$ 97,300		$ 4,137

[1]	As of December 31, 2019 and 2018, some changes in the presentation of the financial results were included (see note 2.2.1).
[2]	In 2020, 2019 and 2018, there were 1,515, 2,179 and 4,316 of acquisition of property and equipment financed with trade payables, respectively. In 2020, 2019 and 2018, the Company paid 2,179, 4,316 and 1,264 related to property and equipment acquired in 2019, 2018 and 2017, respectively. In 2019 and 2018 there were, 1,862 and 3,301 of advances paid, there were no advances paid in 2020. Finally, 2019 excludes 30,661 of advances reclassified from other receivables which was a non-cash transaction.
[3]	In 2020 and 2018 there were 285 and 217 of acquisition of intangibles financed with trade payables, respectively, in 2019 there were no acquisition of intangibles financed with trade payables. In 2019 and 2018, the Company paid 217 and 344 related to intangibles acquired in 2018 and 2017, respectively.
[4]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)
[5]	As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers. Non-cash transaction.